Condensed financial information of the parent company - Balance sheets (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Assets, Other Than Property And Equipment, Noncurrent [Abstract]
Total assets	$ 51,351,317	$ 33,729,693
Current liabilities:
Other payables - related parties	1,334,534	549,858
Total current liabilities	22,828,865	16,914,656
Total liabilities	26,826,103	17,896,158
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY
Ordinary shares, $0.01 par value, 0 and 725,000 shares issued and outstanding as of June 30, 2019 and 2018, respectively	0	1,800,000
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 21,964,027 and 20,000,000 share issued and outstanding as of June 30, 2019 and 2018, respectively	219,640	200,000
Additional Paid in Capital	11,031,937	4,655,943
Statutory reserves	1,496,642	940,816
Retained earnings	12,085,566	8,277,801
Accumulated other comprehensive loss	(308,571)	(41,025)
Total shareholders' equity	24,525,214	14,033,535	$ 10,131,873	$ 7,528,393
Total liabilities, mezzanine equity and shareholders' equity	51,351,317	33,729,693
Reportable Legal Entities [Member] | Parent Company [Member]
CURRENT ASSETS
Intercompany Receivables	6,623,561	1,800,000
Assets, Other Than Property And Equipment, Noncurrent [Abstract]
Investment in subsidiary	18,554,729	14,149,218
Total assets	25,178,290	15,949,218
Current liabilities:
Other payables - related parties	257,384	74,131
Accrued expenses	167,765	41,552
Intercompany Payables	227,927	0
Total current liabilities	653,076	115,683
Total liabilities	653,076	115,683
COMMITMENTS AND CONTINGENCIES	0	0
MEZZANINE EQUITY
Ordinary shares, $0.01 par value, 0 and 725,000 shares issued and outstanding as of June 30, 2019 and 2018, respectively	0	1,800,000
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 21,964,027 and 20,000,000 share issued and outstanding as of June 30, 2019 and 2018, respectively	219,640	200,000
Additional Paid in Capital	11,031,937	4,655,943
Statutory reserves	1,496,642	940,816
Retained earnings	12,085,566	8,277,801
Accumulated other comprehensive loss	(308,571)	(41,025)
Total shareholders' equity	24,525,214	14,033,535
Total liabilities, mezzanine equity and shareholders' equity	$ 25,178,290	$ 15,949,218